Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 475,262		$ 475,262		$ 451,473	$ 19,542	$ 19,542
Restricted cash	$ 101,435		101,435
Offering costs			10,799,030		10,799,030
Underwriting commissions			3,450,000		3,450,000
Deferred underwriting commissions			6,900,000		6,900,000
Other offering costs			449,030		449,030
Reimbursement of offering expenses			$ 1,035,000		$ 1,035,000
Effective tax rate	148.33%	4.56%	31.15%	0.98%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federal deposit insurance corporation coverage			$ 250,000		$ 250,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 27,670		$ 27,670